Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Major components of tax expense (income) [text block]
[US$ thousands]	Year ended December 31,
Income tax (expense) benefit	2018	2019	2020
Current income taxes	(4,322)	(5,112)	1,983
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	(615)	(322)	(1,272)
Deferred taxes	(1,544)	(168)	1,164
Income tax (expense) benefit	(6,481)	(5,602)	1,876

Income tax (expense) benefit is attributable to:
Profit from continuing operations	(6,481)	(2,658)	(75)
Profit from discontinued operation	-	(2,944)	1,950

Reconciliation of accounting profit multiplied by applicable tax rates [text block]
[US$ thousands]	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2018	2019	2020
Profit from continuing operations before income tax expense	40,700	43,396	37,507
Profit from discontinued operation before income tax expense	941	20,105	139,792
Basis for calculation of the tax (expense) benefit	41,641	63,500	177,299
Tax expense at nominal tax rate in Norway	(9,577)	(13,970)	(39,006)
Effect of different tax rates applied by subsidiaries	(167)	(2,118)	11,543
Permanent differences
Tax effect of translation differences exempted for tax	218	1,155	99
Tax effect of financial items exempted from tax	1,726	1,917	20,143
Tax effects of losses in associates and joint ventures which are non-deductible	(744)	383	2,200
Withholding taxes paid	-	(232)	(271)
Net other permanent differences (not) tax deductible	(617)	4,269	5,313
Other effects
Change to previously recognized deferred tax assets	1,589	27	246
Currency effect on income tax (expense) benefit, adjustments recognized in the period for current tax of prior periods and other effects	(615)	3,162	670
Change in unrecognized deferred tax assets	1,144	(314)	952
Change in tax rate	561	119	(14)
Income tax (expense) benefit for the year	(6,481)	(5,602)	1,876
Effective tax rate	15.6%	8.8%	-1.1%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
[US$ thousands]	As of December 31,
Deferred tax asset and deferred tax liability	2019	2020
Furniture, fixtures and equipment, and intangible assets	22,703	21,969
Other	(8,479)	(1,274)
Trade receivables	(121)	(591)
Intercompany interest costs subject to limitations	(7,714)	(9,361)
Withholding tax expected to be credited (credit method)	(1,065)	(364)
Tax losses carried forward	(1,003)	(3,017)
Net deferred tax liability recognized	4,322	7,362

Disclosure of changes in deferred taxes [text block]
[US$ thousands]	As of December 31,
Change in net deferred tax liability	2019	2020
Net deferred tax liability as of January 1	12,414	4,322
Expense (benefit) in Statement of Operations	(8,092)	3,040
Net deferred tax liability	4,322	7,362
[US$ thousands]	As of December 31,
Deferred tax assets and liabilities	2019	2020
Deferred tax assets	6,204	4,383
Deferred tax liabilities	10,526	11,745
Net deferred tax liability	4,322	7,362